Note 15 - Income Taxes (Details) - CAD ($)	12 Months Ended
	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016
Income Tax Reconciliation [Abstract]
Statutory income tax rate	26.50%	26.50%	26.50%
Statutory income tax recovery	$ (3,643,080)	$ (2,347,222)	$ (2,688,048)
Increase (decrease) in income taxes
Non-deductible expenses/ non-taxable income	263,650	488,769	640,481
Change in valuation allowance	4,861,770	2,128,819	2,683,775
Investment tax credit	(466,052)	0	0
Financing costs booked to equity	(1,049,430)	(269,715)	281,063
Difference in foreign tax rates	290	(651)	0
True up of tax returns	11,029	0	(356,095)
Tax loss expired, etc	21,823	0	950
Income Tax Expense/Benefit	$ 0	$ 0	$ 0